ORGANIZATION AND PRINCIPAL ACTIVITIES	6 Months Ended
Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Lobo EV Technologies Ltd. (“LOBO”) was incorporated as an exempted holding company under the laws of the British Virgin Islands on October 25, 2021. LOBO does not conduct any substantive operations on its own, but instead conducts its business operations through its wholly-owned subsidiary in the People’s Republic of China (the “PRC”) and the subsidiary of such entity. LOBO and its subsidiaries are hereinafter collectively referred to as “the Company”. LOBO is an innovative electric vehicles manufacturer and seller. LOBO designs, develops, manufactures and sells e-bicycles, e-mopeds, e-tricycles, and electric four-wheeled shuttles, through its indirectly wholly-owned subsidiaries, Jiangsu LOBO, Beijing LOBO, Guangzhou LOBO, Tianjin LOBO, Tianjin Bibosch and Wuxi Jinbang . LOBO also provides software solutions for automotive electronics, such as interactive multimedia software systems, multifunctional rear-view mirrors, and dash cams. As described below, LOBO, through a series of transactions which is accounted for as a reorganization of entities under common control (the “Reorganization”), became the ultimate parent entity of its subsidiaries. Accordingly, these consolidated financial statements reflect the historical operations of the Company as if the current organization structure had been in existence throughout the periods presented.

Reorganization

The Reorganization of the Company’s legal structure was completed on March 14, 2022. The Reorganization involved (i) the incorporation of LOBO in the British Virgin Islands as a holding company; (ii) the incorporation of LOBO Holdings Limited in Hong Kong (“LOBO HK”), as a wholly-owned subsidiary of LOBO; (iii) the share transfer of Jiangsu LOBO from Jiangsu LOBO’s shareholders to LOBO HK, resulting in Jiangsu LOBO becoming a wholly-owned subsidiary of LOBO HK in the PRC.

LOBO is a holding company and had not commenced operations until the Reorganization was complete.

During the periods presented in these consolidated financial statements, the control of the entities has never changed (always under the control of the PRC Shareholders). Accordingly, the combination has been treated as a corporate restructuring (reorganization) of entities under common control and thus the current capital structure has been retroactively presented in prior periods as if such structure existed at that time and in accordance with ASC 805-50-45-5, the entities under common control are presented on a combined basis for all periods to which such entities were under common control. The consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.

In March 2023, LOBO HK entered into a supplemental agreement with Jiangsu LOBO’s former shareholders, and agreed the consideration for the share transfer of Jiangsu LOBO to LOBO HK shall be $1,437,646 (RMB 10,000,000), the registered capital amount of Jiangsu LOBO since its incorporation in November 2021. The pro-rata amount to each shareholder of Jiangsu LOBO was documented in the initial share transfer agreement entered in March 2022, when LOBO HK and former Jiangsu LOBO shareholders’ decided the consideration to be zero at the time.

In March 2023, when LOBO HK and former Jiangsu LOBO Shareholders entered into the supplemental agreement, the nature of the share transfer transaction did not change, which is still an acquisition under common control. The supplemental agreement is part of the Reorganization process.

Jiangsu LOBO former shareholders include related parties who are also officers of LOBO under current structure, hence the acquisition was accounted for as common control acquisition in accordance with ASC 805-50-45-5. Under the guidance, the current capital structure has been retroactively presented in prior periods as if such structure existed at that time.

The reorganization has been treated as a corporate restructuring (reorganization) of entities under common control and thus the current capital structure has been retroactively presented in prior periods as if such structure existed at that time, and therefore, the consideration amount of $1,437,646 is retrospectively adjusted as of the beginning of the first period presented in the accompanying consolidated financial statements (Retrospective Adjustment -1).

On March 1, 2023, the Company effected a one thousand-for-one subdivision of shares to shareholders, which increased the total number of authorized and issued ordinary shares of 50,000 to 50,000,000, and decreased the par value of ordinary shares from $1 to $0.001. Then the shareholders surrendered a pro-rata number of ordinary shares of 44,300,000 to the Company for no consideration and thereafter cancelled. The surrendered shares have been retrospectively adjusted as of the beginning of the first period presented in the accompanying consolidated financial statements.

On September 15, 2023, the Company issued 700,000 shares on a pro-rata basis to the existing shareholders as stock dividend. The fair value of the stock dividend is determined to be $2,212,000 at $3.16 per ordinary share. As of October 15, 2023, the Company has 50,000,000 ordinary shares authorized, with 6,400,000 ordinary shares issued and outstanding. The stock dividend, all share and per share data are retroactively adjusted as of the beginning of the first period presented in the accompanying consolidated financial statements.

The consolidated financial statements reflect the activities of LOBO and each of the following entities:

			Percentage
	Date of	Place of	of effective
Name	Incorporation	incorporation	ownership	Principal Activities
Wholly owned subsidiaries
LOBO AI Technologies Ltd (LOBO BVI )	October, 2021	British Virgin Islands (the “BVI”)	100%	Holding company
LOBO Holdings Ltd (LOBO HK)	November, 2021	Hong Kong Administratrive Region of the People’s Republic of China (“HK”)	100%	Investment holding company
Jiangsu LOBO Electric Vehicle Co. Ltd (Jiangsu LOBO)	November, 2021	People’s Republic of China (“PRC”)	100%	Wholly foreign owned entity, a holding company
Beijing LOBO Intelligent Machine Co., Ltd (Beijing LOBO)	August, 2014	PRC	100%	Domestic sales and outsourcing special models of e-bicycle and UVT
Tianjin LOBO Intelligent Robot Co., Ltd (Tianjin LOBO)	October, 2021	PRC	100%	Production of electric bicycles, urban tricycles and elderly scooters
Guangzhou LOBO Intelligent Technologies Co. Ltd (Guangzhou LOBO)	May, 2019	PRC	100%	Software development for automotive electronics
Wuxi Jinbang Electric Vehicle Manufacture Co., Ltd (Wuxi Jinbang)	October, 2002	PRC	85%	Production of electric bicycles and electric moped
Tianjin Bibosch Intelligent Technologies Co., Ltd (Tianjin Bibosch)	March, 2022	PRC	100%	Foreign sales of e-bicycle and UVT